Franchise Operating Rights & Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Franchise operating rights
Balance at the beginning of the period	$ 1,098.4	$ 310.9
Acquisitions		787.5
Balance at the end of the period	1,098.4	1,098.4
Goodwill
Balance at the beginning of the period	492.0	12.9	496.5
Acquisitions	4.5	479.1
Balance at the end of the period	496.5	492.0	496.5
Franchise operating rights and goodwill
Balance at the beginning of the period	1,590.4	323.8
Acquisitions	4.5	1,266.6
Balance at the end of the period	$ 1,594.9	$ 1,590.4